Receivables, Prepayments and Other Assets (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other current receivables [abstract]
Schedule of accounts receivable

	December 31, 2020	December 31, 2021
Noncurrent:
Advances to suppliers(1)	$—	$199,199
Non-trade receivables	11,993	12,914
Payment in Lieu of Tax (“PILOT”’) Bonds	20,037	8,045
Prepaid expenses	—	10,658
Other	14,413	22,695
Total	$46,443	$253,511
Current:
Trade receivables, other than related parties(2)	$767,257	$872,362
Unbilled accounts receivable(3)	62,226	42,953
Other receivables	218,717	238,464
Receivables from related parties (Note 29)	8,734	8,133
	$1,056,934	$1,161,912
(1)Primarily represents advances to supplier to offset against future purchases.
(2)The Company’s trade receivables, other than related parties, are all classified as current and are expected to be collected within one year. The Company’s provision for sales returns was not material for either for the years ended December 31, 2020 or 2021. See the table below for the aging of the Company’s trade receivables, other than related parties.
(3)Unbilled accounts receivable represents amounts recognized on revenue contracts less associated advances and progress billings. These amounts will be billed in accordance with the agreed-upon contractual terms or upon shipment of products or rendering services.

Schedule of unbilled accounts receivables
The following table presents the activities in unbilled accounts receivable as of December 31, 2020 and 2021:

	December 31, 2020	December 31, 2021
Beginning balance	$956,663	$62,226
Revenue recognized during the year	4,548,456	44,148
Cumulative catch-up adjustment to revenue (Note 4)	(315,308)	—
Amounts invoiced	(5,127,585)	(69,421)
Other	—	6,000
Ending balance	$62,226	$42,953

	December 31, 2020	December 31, 2021
Receivables neither past due nor impaired	$754,308	$830,098
Receivables past due—not impaired individually:
Less than 30 days	12,706	40,927
31 to 60 days	198	528
61 to 90 days	—	22
90 to 120 days	45	787
	$767,257	$872,362